Share-based compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated compensation expense		$ 0	$ 0	$ 0
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total outstanding shares of the entity immediately follow the IPO that is authorized under equity incentive plan	2.50%
Share-based compensation expense		327	1,564	1,884
Related income tax (expense) benefit		75	(244)	(422)
Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of share units		$ 1,773	$ 3,475	$ 3,295
Grant (in shares)				35,000
Phantom RSU Award | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)		918,387	65,440	1,672,657
Allocated share-based compensation expense		$ 3,452	$ 1,232	$ 2,102
Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)				465,202
Requisite service period				5 years
Phantom RSU Award Type Two | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)				1,207,455
Phantom RSU Award Type Two | Phantom RSU Award Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			100.00%
Grant (in shares)			65,440
Phantom RSU Award Type Three | Phantom RSU Award Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		100.00%
Grant (in shares)		44,093
Second Anniversary of Grant Date | Stock Option | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Second Anniversary of Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Second Anniversary of Grant Date | Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				40.00%
Three Years Following The Grant Date | Stock Option | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Three Years Following The Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Three Years Following The Grant Date | Phantom RSU Award Type Three | Phantom RSU Award Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		100.00%
Grant (in shares)		874,294
Fourth Anniversary of Grant Date | Stock Option | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fourth Anniversary of Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth Anniversary of Grant Date | Stock Option | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth Anniversary of Grant Date | Restricted Share Units | 2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%
Fifth Anniversary of Grant Date | Phantom RSU Award Type One | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				20.00%
Fifth Anniversary of Grant Date | Phantom RSU Award Type Two | Phantom RSU Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				100.00%
Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period		251,623	472,130	470,558
Class A | Partial Vesting 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares pending issuance in connection with partial vesting		17,242
Class A | Partial Vesting 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares pending for issuance in connection with partial vesting		$ 120
Common Stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period		251,623	472,130	470,558
Accumulated compensation expense		$ 1,766	$ 3,399	$ 3,359